SHARE-BASED COMPENSATION - Employee and Non-Employee Share Options Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Oct. 27, 2022 $ / shares
Number of Options
Granted (in shares) | shares	0	0
Outstanding at end of the year (in shares) | shares	45,795	45,795
Weighted average exercise price
Outstanding at end of the year (in dollars per share) | $ / shares	$ 0.01
Weighted average remaining contractual term
Outstanding (in years)	4 years 10 months 10 days	4 years 10 months 10 days
Average intrinsic value
Outstanding at end of the year | $	$ 249
Stock Options
Number of Options
Outstanding at beginning of the year (in shares) | shares	5,360,005	5,360,005
Forfeited (in shares) | shares	(50,000)	(50,000)
Exercised (in shares) | shares	(3,117,644)	(3,117,644)
Outstanding at end of the year (in shares) | shares	2,192,361	2,192,361	5,360,005	5,360,005
Vested and exercisable at end of the year (in shares) | shares	2,041,648
Vested and expected to vest at end of the year (in shares) | shares	2,192,361
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share) | $ / shares	$ 0.01
Forfeited (in dollars per share) | $ / shares	0.01
Exercised (in dollars per share) | $ / shares	0.01
Outstanding at end of the year (in dollars per share) | $ / shares	0.01		$ 0.01
Vested and exercisable at end of the year (in dollars per share) | $ / shares	0.01					$ 0.01
Vested and expected to vest at end of the year (in dollars per share) | $ / shares	$ 0.01
Weighted average remaining contractual term
Outstanding (in years)	4 years 1 month 24 days	4 years 1 month 24 days	5 years 4 months 2 days	5 years 4 months 2 days
Vested and exercisable (in years)	4 years 10 days	4 years 10 days
Vested and expected to vest (in years)	4 years 1 month 24 days	4 years 1 month 24 days
Average intrinsic value
Outstanding at beginning of the year | $	$ 8,040
Outstanding at end of the year | $	1,677		$ 8,040
Exercised	47	¥ 330		¥ 641	¥ 2,334
Vested and exercisable at end of the year | $	1,563
Vested and expected to vest at end of the year | $	$ 1,677
Non-Employee Share options
Weighted average exercise price
Outstanding at end of the year (in dollars per share) | $ / shares	$ 0.01
Average intrinsic value
Exercised | ¥		¥ 0